LOANS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Financing Receivable, Recorded Investment [Line Items]
Construction	$ 2,122	$ 1,753
Land	2,362	2,821
Farm	1,644	1,843
Nonresidential real estate	21,945	22,092
Commercial and industrial	2,080	3,189
Consumer and other, Loans on deposits	2,564	2,710
Consumer and other, Home equity	5,359	5,757
Consumer and other, Automobile	64	72
Consumer and other, Unsecured	638	708
Loans Receivable, Recorded Investment	249,161	264,543
Undisbursed portion of loans in process	(952)	(833)
Deferred loan origination costs	52	91
Allowance for loan losses	(1,473)	(1,310)	(875)
Loans receivable - net, Carrying Value	246,788	262,491
Residential Real Estate One To Four Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	196,381	209,092
Allowance for loan losses	(999)	(871)	(565)
Residential Real Estate Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	14,002	14,506
Allowance for loan losses	$ (74)	$ (63)	$ (49)